Prospectus SI Class [Member] Shareholder Fees	Oct. 31, 2025 USD ($)
Prospectus-SI Class | Payden Floating Rate Fund | Payden Floating Rate Fund (SI Class)
Prospectus [Line Items]
Shareholder Fee, Other	$ 0